Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 10, 2018	Mar. 31, 2015
Related Party Transaction [Line Items]
Proceeds from contributions from affiliates for acquisition and other asset purchases			$ 0	$ 0
Distributions to parent or sponsors			0	0
Work fees to debt holders			$ 9,300,000
Stone Energy Corporation
Related Party Transaction [Line Items]
Closing date of merger agreement			May 10, 2018
Long-term debt, net of discount								$ 235,416,000
Gulf Coast Energy Resources, LLC
Related Party Transaction [Line Items]
Long-term debt, net of discount									$ 55,000,000
Sponsors
Related Party Transaction [Line Items]
Work fees to debt holders			$ 4,100,000
Franklin and McKay Noteholders
Related Party Transaction [Line Items]
Work fees to debt holders			$ 3,300,000
Transaction Fee Agreement | Sponsors
Related Party Transaction [Line Items]
Transaction fee equal to percentage of capital contributions			2.00%		2.00%
Transaction fees related to capital contributions			$ 0	0	$ 0	$ 1,900,000	$ 1,500,000
Contributions and Distributions | Sponsors
Related Party Transaction [Line Items]
Proceeds from contributions from affiliates for acquisition and other asset purchases					0
Transaction fees related to capital contributions						1,900,000	1,500,000
Capital contribution, gross						93,800,000	75,000,000
Capital contribution, net						91,900,000	73,500,000
Contributions and Distributions | Sponsors | Gulf Coast Energy Resources, LLC
Related Party Transaction [Line Items]
Long-term debt, net of discount							55,000,000
Shareholder Service | Transaction Fee Agreement | Sponsors | Stone Energy Corporation
Related Party Transaction [Line Items]
Closing date of merger agreement			May 10, 2018
Shareholder Service | Service Fee Agreement | Sponsors
Related Party Transaction [Line Items]
Service fee	$ 400,000	$ 200,000	$ 500,000	$ 300,000	500,000	$ 500,000	$ 500,000
Shareholder Service | Service Fee Agreement | Sponsors | Maximum
Related Party Transaction [Line Items]
Service fee			$ 500,000		$ 500,000
Shareholder Service | Service Fee Agreement | Sponsors | Stone Energy Corporation
Related Party Transaction [Line Items]
Closing date of merger agreement			May 10, 2018